Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Series B Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series B Preferred Stock	$ 4,283,437
Goodwill Acquired through Stock Issuance to Predecessor Stockholders [Member]
NONCASH TRANSACTIONS
Goodwill recognized in connection with reverse business combination	404,169
Net Loss	(1,264,273)	(146,910)
Depreciation expense	234
Goodwill impairment	404,169
Stock based compensation	239,865	81,077
Interest added to bridge loan	7,161
Legal fees satisfied through issuance of Series B preferred stock	150,000
Change in fair value of the derivative liability	28,394
Other receivables	6,428	(377)
Other assets		4,147
Accounts payable and accrued expenses	(74,422)	(5,423)
NET CASH USED IN OPERATING ACTIVITIES	(502,443)	(67,486)
Proceeds from sale of common stock		50,201
Proceeds from bridge loan	19,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,302,437	50,201
Effect of exchange rate on cash and cash quivalents	(15,148)	(109)
NET DECREASE IN CASH AND CASH EQUIVALENTS	3,784,846	(17,394)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3,343	22,733
CASH AND CASH EQUIVALENTS, END OF YEAR	3,788,189	5,339
Cash paid for interest expense
Cash paid for income taxes
Warrants issued to placement agent	146,641
Warrants issued for Atrinsic debt settlement and conversion	340,784
Debt settled with issuance of Series B preferred stock	425,265
Reclassification of warrants to derivative liabilities from equity	487,425
Accrued liabilities paid through the issuances of Series B preferred stock	$ 125,000